Cash and cash equivalents (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash on hand	$ 279,521	$ 239,542	$ 182,491
Bank balances	367,146,884	179,097,293	68,131,885
Cash	367,426,405	179,336,835	68,314,376
Time deposits	186,368,967	389,303,495	54,890,333
Securities purchased under resale agreements	49,038,418	12,115,866	109,332,901
Investments in mutual funds	15,320,226	16,325,479	33,030,515
Short term investments classified as cash equivalents	64,358,644	28,441,345	142,363,416
Cash equivalents	250,727,611	417,744,840	197,253,749
Total	618,154,016	597,081,675	265,568,125	$ 396,389,016
Chilean Peso [Member]
IfrsStatementLineItems [Line Items]
Cash on hand	77,058	77,160	62,430
Bank balances	40,999,695	34,284,961	48,562,230
Cash	41,076,753	34,362,121	48,624,660
Time deposits	0	1,702,165	16,257,047
Securities purchased under resale agreements	49,038,418	12,115,866	109,332,901
Investments in mutual funds	245,651	0	0
Short term investments classified as cash equivalents	49,284,069	12,115,866	109,332,901
Cash equivalents	49,284,069	13,818,031	125,589,948
Total	90,360,822	48,180,152	174,214,608
Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Cash on hand	1,866	2,553	3,524
Bank balances	314,407,436	135,390,795	8,248,242
Cash	314,409,302	135,393,348	8,251,766
Time deposits	185,464,394	387,601,330	24,073,959
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	185,464,394	387,601,330	24,073,959
Total	499,873,696	522,994,678	32,325,725
Euro [Member]
IfrsStatementLineItems [Line Items]
Cash on hand	0	0	0
Bank balances	1,516,762	555,639	2,495,431
Cash	1,516,762	555,639	2,495,431
Time deposits	0	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	0	0	0
Total	1,516,762	555,639	2,495,431
Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Cash on hand	2,351	9,494	10,256
Bank balances	4,563,501	2,982,055	3,266,761
Cash	4,565,852	2,991,549	3,277,017
Time deposits	117,857	0	14,559,327
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	15,074,575	16,325,479	33,030,515
Short term investments classified as cash equivalents	15,074,575	16,325,479	33,030,515
Cash equivalents	15,192,432	16,325,479	47,589,842
Total	19,758,284	19,317,028	50,866,859
Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Cash on hand	0	0	0
Bank balances	1,848,902	1,170,848	1,498,157
Cash	1,848,902	1,170,848	1,498,157
Time deposits	786,716	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	786,716	0	0
Total	2,635,618	1,170,848	1,498,157
Paraguayan Guarani [Member]
IfrsStatementLineItems [Line Items]
Cash on hand	0	0	0
Bank balances	2,147,017	2,681,005	1,264,251
Cash	2,147,017	2,681,005	1,264,251
Time deposits	0	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	0	0	0
Total	2,147,017	2,681,005	1,264,251
Bolivian [Member]
IfrsStatementLineItems [Line Items]
Cash on hand	198,246	150,335	106,281
Bank balances	871,189	532,059	318,107
Cash	1,069,435	682,394	424,388
Time deposits	0	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	0	0	0
Total	1,069,435	682,394	424,388
Other Currency [Member]
IfrsStatementLineItems [Line Items]
Cash on hand	0	0	0
Bank balances	792,382	1,499,931	2,478,706
Cash	792,382	1,499,931	2,478,706
Time deposits	0	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	0	0	0
Total	$ 792,382	$ 1,499,931	$ 2,478,706